Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) Number	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($)
Number of operating segments | Number	1		1
Customer programs and incentives paid	$ 40,772	$ 8,712	$ 136,786	$ 3,184
Cash equivalents
Unrecognized income tax benefit, interest and penalties
Advertising expense	386,132	156,203	297,000	389,000
Excise taxes	176,416	158,408
Stock-based compensation	$ 158,658	105,839	374,687	140,370
Percentage of factored and non-factored amount description	Under this program, we have the option to sell those customer receivables in advance of payment for 75% of the amount due. When the customer remits payment, we then receive the remaining 25%. We are charged interest on the advanced 75% payment at a rate of 1.5% per month. Under the terms of the agreement with the factoring provider, any factored invoices have recourse should the customer fail to pay the invoice. Thus, we record factored amounts as a liability until the customer remits payment and we receive the remaining 25% of the non-factored amount.
Accounts receivable factored invoices	$ 59,547	79,120	171,150	17,601
Accounts receivable factored program	$ 2,582	4,269	48,601	5,867
Amount of factored invoice		117,933	542,083	99,258
Proceeds from accounts receivable invoice		$ 88,450	$ 406,562	$ 74,444
Minimum [Member]
Property and equipment estimated useful lives	3 years
Maximum [Member]
Property and equipment estimated useful lives	7 years
Trade Receivables [Member] | Three Customers [Member]
Concentration of crdit risk percentage	79.00%		91.00%
Sales Revenue, Net [Member] | Three Customers [Member]
Concentration of crdit risk percentage	57.00%
Sales Revenue, Net [Member] | One Customers [Member]
Concentration of crdit risk percentage		32.00%